UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GoodHaven Capital Management, LLC
Address:     4940 SW 83rd Street
             Miami, FL 33143

Form 13F File Number: 28-14869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keith Trauner
Title:   Chief Compliance Officer
Phone:   (305) 677-7650

Signature, Place, and Date of Signing:

/s/ Keith W. Trauner      Miami, FL        November 14, 2012
--------------------     -----------       -----------------
    Signature            City, State            Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  244,518 (in thousands)


List of Other Included Managers:

NONE

GoodHaven Capital Management, LLC
FORM 13F
GSAP & GOODX Consolidated
30-Sep-12

<btb>
S<c>                                  <c>           <c>        <c>       <c>     <c>   <c>    <c>      <c>      <c>    <c>     <c>
                                                                                                             Voting Authority
                                                                                                      ----------------------------
                                                               Value    Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                   Title of class     CUSIP    (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------  ----------------  ---------  --------   --------  ---  ----  -------  --------  ----  ------   ----
Ace Ltd                                cs         h0023r105     247       3265    SH          Sole                675          2590
Alleghany Corp                         cs         017175100    8095      23467    SH          Sole              17177          6290
Barrick Gold Corp                      cs         067901108    7517      180000   SH          Sole             180000
Berkshire Hathaway Inc Cl B            cs         084670702    14067     159488   SH          Sole             101231         58257
EXCO Resources Inc                     cs         269279402    4367      545242   SH          Sole             545242
Federated Investors Inc PA Cl          cs         314211103    10845     524160   SH          Sole             342570        181590
Google Inc Cl A                        cs         38259p508    17629     23365    SH          Sole              15791          7574
Hartford Financial Services Gr         cs         416515104    2236      115000   SH          Sole             115000
Hewlett Packard Co                     cs         428236103    26788    1570209   SH          Sole            1184319        385890
Jefferies Group Inc                    cs         472319102    17536    1280939   SH          Sole             925349        355590
Leucadia Natl Corp                     cs         527288104     603      26493    SH          Sole               1343         25150
Microsoft Corp                         cs         594918104    18672     627420   SH          Sole             445115        182305
Morgan Stanley                         cs         617446448     298      17800    SH          Sole                            17800
Mueller Industries Inc                 cs         624756102    2783      61200    SH          Sole              61200
Quanex Building Products Corp          cs         747619104    3094      164200   SH          Sole             164200
Republic Services Inc                  cs         760759100    7886      286650   SH          Sole             210140         76510
Seacor Holdings Inc                    cs         811904101    5466      65568    SH          Sole              57599          7969
Sears Holdings Corp                    cs         812350106    6226      112202   SH          Sole              91183         21019
Spectrum Brands Holdings Inc           cs         84763r101    34009     850016   SH          Sole             614591        235425
Sprint Nextel Corp Ser 1               cs         852061100    10857    1966930   SH          Sole            1304570        662360
Systemax Inc                           cs         871851101    6554      554977   SH          Sole             376326        178651
Wal-Mart Stores Inc                    cs         931142103    7481      101370   SH          Sole              73800         27570
Walter Inv Mgmt Corp                   cs         93317w102    23807     643269   SH          Sole             420988        222281
White Mountains Ins Group Ltd          cs         g9618e107    7226      14077    SH          Sole              10077          4000
American International Group I         wt         026874156     229      17014    SH          Sole                            17014